Operating Lease Charges and Rental Expenses (Tables)	12 Months Ended
Dec. 31, 2010
Operating Leases Rent Expense [Abstract]
Rental expense
Rental expense(1)
	2010	2009	2008
	$	$	$

Comprising of:
Minimum rentals	23	33	30

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2011	18
2012	7
2013	1
2014	1
Thereafter	-
	27